Operating lease liability (Details)	Mar. 31, 2023 USD ($)
Operating lease liability
Operating Lease, Liability	$ 224,822
Shenzhen Wan
Operating lease liability
Operating Lease, Liability	138,492
Longcheng Car
Operating lease liability
Operating Lease, Liability	$ 86,330